Pensions and Other Post-employment Benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ 229	£ 741
Benefit plans	(2,579)	(3,113)	£ (3,650)
Other Noncurrent Assets [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	229	741	183
Pensions and other post-employment benefits [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(1,585)	(1,870)	(2,287)
Pensions and other post-employment benefits [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (994)	£ (1,243)	£ (1,363)